Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (934,299)	$ (1,425,610)	$ (3,736,028)	$ (4,819,585)	$ (6,956,815)	$ (5,678,418)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(17,837)	365,350	400,686	730,767	710,386	(2,314,409)
Comprehensive loss	(952,136)	(1,060,260)	(3,335,342)	(4,088,818)	(6,246,429)	(7,992,827)
Comprehensive loss attributable to non-controlling interests	32,838	109,106	128,355	155,515	293,007
Comprehensive loss attributable to controlling interests	$ (919,298)	$ (951,154)	$ (3,206,987)	$ (3,933,303)	$ (5,953,422)	$ (7,992,827)